Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
September 30, 2023
MHT-NPRT1-1123
1.951037.110
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	653,100	22,765,455
Verizon Communications, Inc.	710,633	23,031,616
		45,797,071
Entertainment - 1.1%
Activision Blizzard, Inc.	232,322	21,752,309
The Walt Disney Co. (b)	731,793	59,311,823
Universal Music Group NV	2,865,781	74,785,947
		155,850,079
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (b)	2,081,725	272,414,534
Class C (b)	1,922,960	253,542,276
Match Group, Inc. (b)	980,600	38,415,005
Meta Platforms, Inc. Class A (b)	886,900	266,256,249
Snap, Inc. Class A (b)	3,678,298	32,773,635
		863,401,699
Media - 2.6%
Charter Communications, Inc. Class A (b)	29,300	12,886,726
Comcast Corp. Class A	7,039,442	312,128,858
Interpublic Group of Companies, Inc.	1,866,870	53,504,494
		378,520,078
TOTAL COMMUNICATION SERVICES		1,443,568,927
CONSUMER DISCRETIONARY - 3.7%
Automobile Components - 0.2%
BorgWarner, Inc.	637,662	25,742,415
Automobiles - 0.1%
General Motors Co.	297,400	9,805,278
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	156,700	19,919,704
Hotels, Restaurants & Leisure - 1.9%
Amadeus IT Holding SA Class A	371,500	22,497,773
Booking Holdings, Inc. (b)	52,937	163,255,061
Expedia, Inc. (b)	233,500	24,066,845
Marriott International, Inc. Class A	242,400	47,646,144
Starbucks Corp.	204,100	18,628,207
		276,094,030
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	314,489	26,986,301
Sony Group Corp. sponsored ADR (c)	194,500	16,028,745
Whirlpool Corp.	67,663	9,046,543
		52,061,589
Specialty Retail - 0.9%
Lowe's Companies, Inc.	616,107	128,051,679
RH (b)	37,900	10,019,244
		138,070,923
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	156,000	14,916,720
TOTAL CONSUMER DISCRETIONARY		536,610,659
CONSUMER STAPLES - 5.6%
Beverages - 1.7%
Diageo PLC sponsored ADR (c)	361,600	53,943,488
Keurig Dr. Pepper, Inc.	2,089,600	65,968,672
The Coca-Cola Co.	2,190,895	122,646,302
		242,558,462
Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	17,500	9,886,800
Performance Food Group Co. (b)	527,100	31,025,106
Sysco Corp.	1,164,400	76,908,620
Target Corp.	317,200	35,072,804
U.S. Foods Holding Corp. (b)	595,600	23,645,320
Walmart, Inc.	389,200	62,244,756
		238,783,406
Household Products - 0.0%
Colgate-Palmolive Co.	17,300	1,230,203
Procter & Gamble Co.	19,800	2,888,028
		4,118,231
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	210,700	30,456,685
Haleon PLC ADR	9,970,536	83,054,565
Kenvue, Inc.	4,678,211	93,938,477
		207,449,727
Tobacco - 0.8%
Altria Group, Inc.	2,424,559	101,952,706
Philip Morris International, Inc.	129,700	12,007,626
		113,960,332
TOTAL CONSUMER STAPLES		806,870,158
ENERGY - 12.4%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	110,100	3,888,732
Oil, Gas & Consumable Fuels - 12.4%
Exxon Mobil Corp.	9,739,443	1,145,163,709
Hess Corp.	2,129,572	325,824,516
Imperial Oil Ltd.	2,173,600	133,880,638
Kosmos Energy Ltd. (b)	11,818,955	96,679,052
MEG Energy Corp. (b)	2,683,600	52,219,803
Shell PLC ADR	734,000	47,254,920
		1,801,022,638
TOTAL ENERGY		1,804,911,370
FINANCIALS - 16.7%
Banks - 11.2%
Bank of America Corp.	12,898,394	353,158,028
JPMorgan Chase & Co.	1,132,171	164,187,438
M&T Bank Corp.	255,520	32,310,504
PNC Financial Services Group, Inc.	994,121	122,048,235
Truist Financial Corp.	1,719,823	49,204,136
U.S. Bancorp	2,786,219	92,112,400
Wells Fargo & Co.	19,636,237	802,336,644
		1,615,357,385
Capital Markets - 1.9%
Charles Schwab Corp.	29,400	1,614,060
CME Group, Inc.	19,900	3,984,378
KKR & Co. LP	1,510,751	93,062,262
Morgan Stanley	494,424	40,379,608
Northern Trust Corp.	1,479,046	102,764,116
Raymond James Financial, Inc.	214,803	21,572,665
State Street Corp.	159,041	10,649,385
		274,026,474
Financial Services - 3.4%
Edenred SA	897,000	56,218,381
Fidelity National Information Services, Inc.	563,100	31,122,537
Global Payments, Inc.	120,200	13,869,878
MasterCard, Inc. Class A	152,889	60,530,284
PayPal Holdings, Inc. (b)	373,900	21,858,194
Radian Group, Inc.	1,362,508	34,212,576
Visa, Inc. Class A	1,209,893	278,287,489
		496,099,339
Insurance - 0.2%
Chubb Ltd.	140,597	29,269,483
TOTAL FINANCIALS		2,414,752,681
HEALTH CARE - 13.4%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	169,950	30,098,145
Argenx SE ADR (b)	24,200	11,897,446
Insmed, Inc. (b)	691,829	17,468,682
Vaxcyte, Inc. (b)	407,400	20,769,252
Verve Therapeutics, Inc. (b)(c)	243,400	3,227,484
		83,461,009
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	84,100	8,145,085
Becton, Dickinson & Co.	144,706	37,410,842
Boston Scientific Corp. (b)	3,798,319	200,551,243
GE Healthcare Holding LLC	2,207,154	150,174,758
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (c)	772,502	15,403,690
		411,685,618
Health Care Providers & Services - 5.8%
Cardinal Health, Inc.	997,658	86,616,668
Centene Corp. (b)	111,200	7,659,456
Cigna Group	656,411	187,779,495
CVS Health Corp.	1,240,952	86,643,269
Guardant Health, Inc. (b)	390,000	11,559,600
Humana, Inc.	45,600	22,185,312
McKesson Corp.	343,121	149,206,167
UnitedHealth Group, Inc.	578,781	291,815,592
		843,465,559
Life Sciences Tools & Services - 0.3%
Danaher Corp.	184,400	45,749,640
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	3,744,360	217,322,654
Eli Lilly & Co.	214,300	115,106,959
GSK PLC sponsored ADR	2,840,028	102,951,015
Johnson & Johnson	709,777	110,547,768
Sanofi SA sponsored ADR	241,600	12,959,424
		558,887,820
TOTAL HEALTH CARE		1,943,249,646
INDUSTRIALS - 15.3%
Aerospace & Defense - 3.5%
Airbus Group NV	711,500	95,233,194
General Dynamics Corp.	178,160	39,368,015
Howmet Aerospace, Inc.	30,700	1,419,875
Huntington Ingalls Industries, Inc.	111,550	22,820,899
RTX Corp.	212,969	15,327,379
Safran SA	121,500	19,040,171
Textron, Inc.	145,700	11,384,998
The Boeing Co. (b)	1,607,196	308,067,329
		512,661,860
Air Freight & Logistics - 1.8%
FedEx Corp.	342,247	90,668,075
United Parcel Service, Inc. Class B	1,057,456	164,825,667
		255,493,742
Building Products - 0.1%
Johnson Controls International PLC	201,700	10,732,457
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	1,176,300	17,856,234
Electrical Equipment - 1.4%
Acuity Brands, Inc.	227,969	38,825,400
Hubbell, Inc. Class B	157,614	49,397,804
Regal Rexnord Corp.	260,900	37,277,392
Vertiv Holdings Co.	2,260,100	84,075,720
		209,576,316
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	1,077,015	54,012,302
Industrial Conglomerates - 6.7%
3M Co.	147,273	13,787,698
General Electric Co.	8,621,106	953,063,268
		966,850,966
Machinery - 0.9%
Chart Industries, Inc. (b)(c)	163,000	27,566,560
Cummins, Inc.	91,900	20,995,474
Fortive Corp.	420,200	31,162,032
Nordson Corp.	13,300	2,968,161
Otis Worldwide Corp.	238,884	19,184,774
Stanley Black & Decker, Inc.	179,800	15,027,684
Westinghouse Air Brake Tech Co.	171,285	18,202,457
		135,107,142
Passenger Airlines - 0.1%
Copa Holdings SA Class A	48,500	4,322,320
Ryanair Holdings PLC sponsored ADR (b)	113,400	11,023,614
		15,345,934
Professional Services - 0.3%
Equifax, Inc.	52,400	9,598,632
Genpact Ltd.	554,700	20,080,140
Paycom Software, Inc.	37,300	9,670,771
		39,349,543
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	421,799	4,459,069
TOTAL INDUSTRIALS		2,221,445,565
INFORMATION TECHNOLOGY - 17.5%
IT Services - 0.3%
EPAM Systems, Inc. (b)	37,000	9,460,530
IBM Corp.	140,100	19,656,030
Snowflake, Inc. (b)	7,500	1,145,775
Twilio, Inc. Class A (b)	342,800	20,064,084
		50,326,419
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	162,738	28,493,796
Applied Materials, Inc.	368,402	51,005,257
Broadcom, Inc.	53,800	44,685,204
Lam Research Corp.	70,200	43,999,254
Marvell Technology, Inc.	1,967,785	106,516,202
NVIDIA Corp.	277,700	120,796,723
Qualcomm, Inc.	765,731	85,042,085
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	440,000	38,236,000
		518,774,521
Software - 10.4%
Adobe, Inc. (b)	259,500	132,319,050
Autodesk, Inc. (b)	173,228	35,842,605
DoubleVerify Holdings, Inc. (b)	224,600	6,277,570
Elastic NV (b)	510,700	41,489,268
Intuit, Inc.	101,200	51,707,128
Microsoft Corp.	3,383,005	1,068,183,829
PTC, Inc. (b)	132,800	18,815,104
Sage Group PLC	236,600	2,855,002
Salesforce, Inc. (b)	91,500	18,554,370
SAP SE sponsored ADR (c)	919,746	118,941,553
Workday, Inc. Class A (b)	42,900	9,217,065
		1,504,202,544
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	2,615,114	447,733,668
Samsung Electronics Co. Ltd.	271,740	13,705,941
		461,439,609
TOTAL INFORMATION TECHNOLOGY		2,534,743,093
MATERIALS - 2.8%
Chemicals - 0.7%
DuPont de Nemours, Inc.	959,100	71,539,269
LyondellBasell Industries NV Class A	250,500	23,722,350
Sherwin-Williams Co.	29,100	7,421,955
		102,683,574
Metals & Mining - 2.1%
First Quantum Minerals Ltd.	6,172,100	145,821,969
Freeport-McMoRan, Inc.	3,844,442	143,359,242
Ivanhoe Mines Ltd. (b)	1,362,400	11,675,565
		300,856,776
TOTAL MATERIALS		403,540,350
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	199,581	32,821,095
Crown Castle International Corp.	508,200	46,769,646
Equinix, Inc.	4,422	3,211,522
Simon Property Group, Inc.	501,300	54,155,439
		136,957,702
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	110,700	10,239,750
PG&E Corp. (b)	796,500	12,847,545
Southern Co.	1,667,800	107,940,016
		131,027,311
Multi-Utilities - 0.0%
Sempra	68,760	4,677,743
TOTAL UTILITIES		135,705,054
TOTAL COMMON STOCKS (Cost $9,105,483,433)		14,382,355,205

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	17,600	580,624

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	1,749,000	23,996,280

TOTAL PREFERRED STOCKS (Cost $20,367,805)		24,576,904

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	164,266,994	164,299,847
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	62,741,961	62,748,236
TOTAL MONEY MARKET FUNDS (Cost $227,048,083)		227,048,083

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $9,352,899,321)	14,633,980,192
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(134,555,516)
NET ASSETS - 100.0%	14,499,424,676

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,765,455 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $580,624 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	747,546

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	456,325,379	529,269,025	821,294,557	2,837,291	-	-	164,299,847	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	59,612,304	194,533,710	191,397,778	685,848	-	-	62,748,236	0.2%
Total	515,937,683	723,802,735	1,012,692,335	3,523,139	-	-	227,048,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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